UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2008

                            USAA MONEY MARKET FUND



[LOGO OF USAA]
  USAA(R)










PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA MONEY MARKET FUND
OCTOBER 31, 2008






                                                                      (Form N-Q)

48447-1208                                   (C)2008, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS


USAA MONEY MARKET FUND
OCTOBER 31, 2008 (Unaudited)

PRINCIPAL                                               COUPON OR
   AMOUNT      SECURITY                             DISCOUNT RATE        MATURITY             VALUE
----------------------------------------------------------------------------------------------------

               FIXED-RATE INSTRUMENTS (15.5%)

               DIVERSIFIED BANKS (13.3%)

$  35,000      Abbey National Treasury Services plc         3.10%        12/23/2008     $     35,000
   25,000      Allied Irish Banks                           4.75         11/04/2008           25,000
   25,000      Australia and New Zealand Banking Group,
                     LP                                     3.80          1/16/2009           25,000
   37,000      Banco Santander S.A.                         3.09         12/22/2008           37,005
   30,000      Bank of America N.A.                         2.75          2/20/2009           30,000
   35,000      Bank of Ireland                              4.56         12/16/2008           35,001
   40,000      Bank of Nova Scotia                          2.69         11/26/2008           40,000
   35,000      Bank of Nova Scotia                          2.70         12/09/2008           35,000
   25,000      Bank of Scotland plc                         3.20          1/27/2009           25,000
   25,000      Barclays Bank plc                            3.50         11/19/2008           25,000
   25,000      Barclays Bank plc                            3.30         11/24/2008           25,000
   30,000      BNP Paribas                                  4.14         12/17/2008           30,000
   40,000      BNP Paribas                                  3.07          1/23/2009           40,000
   30,000      Canadian Imperial Bank                       3.15         12/11/2008           30,000
   30,000      Citibank N.A.                                4.35          1/16/2009           30,000
   25,000      Compass Bank                                 2.85         11/12/2008           25,000
   25,000      Compass Bank                                 3.10          1/21/2009           25,000
   35,000      Lloyds Bank plc                              4.30         12/12/2008           35,000
   25,000      Lloyds Bank plc                              4.05         12/18/2008           25,000
   10,000      M&I Marshall & Ilsley Bank                   4.60         11/03/2008           10,001
   30,000      Rabobank Nederland                           3.75          1/14/2009           30,000
   30,000      Royal Bank of Canada                         2.70         11/19/2008           30,000
   35,000      Royal Bank of Canada                         2.96          2/23/2009           35,000
   30,000      Royal Bank of Scotland plc                   2.75         11/17/2008           30,000
   30,000      Societe Generale                             4.50         12/15/2008           30,000
   30,000      Westpac Banking Corp.                        2.64         11/12/2008           30,000
                                                                                     ---------------
                                                                                             772,007
                                                                                     ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.9%)
   25,000      Toronto-Dominion Bank                        4.10         11/10/2008           25,000
   30,000      Toronto-Dominion Bank                        3.33          1/21/2009           30,000
                                                                                     ---------------
                                                                                              55,000
                                                                                     ---------------
               REGIONAL BANKS (1.3%)
   25,000      Norinchukin Bank                             4.35         12/19/2008           25,000
   25,000      Unicredito Italiano Bank                     4.20         12/19/2008           25,000
   25,000      Union Bank of California                     4.45         11/13/2008           25,000
                                                                                     ---------------
                                                                                              75,000
                                                                                     ---------------
               Total Fixed-Rate Instruments (cost: $902,007)                                 902,007
                                                                                     ---------------

               COMMERCIAL PAPER (24.8%)
               AGRICULTURAL PRODUCTS (0.4%)
   25,000      Louis Dreyfus Corp. (LOC - Barclays Bank
                     plc)                                   4.65         11/20/2008           24,939
                                                                                     ---------------

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1 | USAA MONEY MARKET FUND

----------------------------------------------------------------------------------------------------

PRINCIPAL                                               COUPON OR
   AMOUNT      SECURITY                             DISCOUNT RATE        MATURITY             VALUE
----------------------------------------------------------------------------------------------------
               ASSET-BACKED FINANCING (6.3%)
$  30,000      Govco, LLC  (a),(b)                          2.70%        11/06/2008     $     29,989
   15,000      Govco, LLC  (a),(b)                          2.70         11/12/2008           14,988
   25,695      Govco, LLC  (a),(b)                          4.00         11/21/2008           25,638
   35,000      Govco, LLC  (a)                              4.25          1/14/2009           34,694
   30,000      Park Avenue Receivables Corp.  (a),(b)       2.60         11/07/2008           29,987
   25,000      Park Avenue Receivables Corp.  (a),(b)       3.90         11/10/2008           24,976
   25,000      Park Avenue Receivables Corp.  (a),(b)       3.75         11/13/2008           24,969
   25,000      Park Avenue Receivables Corp.  (a)           3.70         11/14/2008           24,966
   25,000      Victory Receivables Corp.  (a)               3.50         11/24/2008           24,944
   25,000      Victory Receivables Corp.  (a),(b)           3.40         11/25/2008           24,943
   25,000      Working Capital Management Co.  (a),(b)      4.35         11/03/2008           24,994
   30,000      Working Capital Management Co.  (a),(b)      4.25         11/05/2008           29,986
   50,000      Working Capital Management Co.  (a),(b)      4.10         11/18/2008           49,899
                                                                                     ---------------
                                                                                             364,973
                                                                                     ---------------
               COMPUTER HARDWARE (0.2%)
   10,594      Hewlett Packard Co.  (a),(b)                 2.55         11/03/2008           10,592
                                                                                     ---------------
               DIVERSIFIED BANKS (1.6%)
   70,000      Gotham Funding Corp., ABS  (a),(b)           4.25         11/06/2008           69,961
   25,000      Gotham Funding Corp., ABS  (a),(b)           3.25         11/20/2008           24,957
                                                                                     ---------------
                                                                                              94,918
                                                                                     ---------------
               DIVERSIFIED CAPITAL MARKETS (0.4%)
   25,000      UBS Finance Delaware, LLC                    4.35         11/17/2008           24,952
                                                                                     ---------------
               ELECTRIC UTILITIES (1.0%)
   22,450      Florida Power & Light Co.  (a)               1.65         11/12/2008           22,439
   35,000      Florida Power & Light Co.  (a)               2.70         11/14/2008           34,966
                                                                                     ---------------
                                                                                              57,405
                                                                                     ---------------
               ELECTRIC/GAS UTILITIES (1.8%)
   60,000      Nebraska Public Power District               4.30         11/07/2008           59,957
   45,000      South Carolina Public Service Auth.          5.50         11/05/2008           44,972
                                                                                     ---------------
                                                                                             104,929
                                                                                     ---------------
               GENERAL OBLIGATION (0.5%)
   31,900      California                                   7.50         11/03/2008           31,900
                                                                                     ---------------
               HEALTH CARE FACILITIES (1.5%)
   28,000      Medical Building Funding IX, LLC (LOC -
                     Bank of Nova Scotia and KBC Bank,
                     N.V.)                                  4.50         11/05/2008           28,000
   25,000      Trinity Health Corp.                         5.00         11/05/2008           24,986
   32,000      Trinity Health Corp.                         4.10         12/08/2008           31,865
                                                                                     ---------------
                                                                                              84,851
                                                                                     ---------------
               HOSPITAL (2.3%)
   36,650      Catholic Health Initiatives                  2.90         11/04/2008           36,650
    9,000      Catholic Health Initiatives                  2.68         11/18/2008            9,000
   45,000      Catholic Health Initiatives                  3.30         12/10/2008           45,000
   45,000      Catholic Health Initiatives                  3.05         12/31/2008           45,000
                                                                                     ---------------
                                                                                             135,650
                                                                                     ---------------
               INTEGRATED OIL & GAS (1.5%)
   25,000      BP Capital Markets plc  (a),(b)              1.70          1/05/2009           24,923
   20,000      ConocoPhillips Co.  (a),(b)                  2.10         11/21/2008           19,976
   20,000      ConocoPhillips Co.  (a),(b)                  2.02         11/28/2008           19,970

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                                                                        PORTFOLIO OF INVESTMENTS | 2

----------------------------------------------------------------------------------------------------

PRINCIPAL                                               COUPON OR
   AMOUNT      SECURITY                             DISCOUNT RATE        MATURITY             VALUE
----------------------------------------------------------------------------------------------------
$  20,000      ConocoPhillips Co.  (a),(b)                  2.10%        12/03/2008     $     19,963
                                                                                     ---------------
                                                                                              84,832
                                                                                     ---------------
               MULTI-LINE INSURANCE (0.6%)
   35,420      AIG Funding, Inc., acquired 7/22/2008;
                     cost $34,980 (c)                       2.98         12/19/2008           35,279
                                                                                     ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (1.3%)
   17,000      General Electric Capital Corp.               2.86         12/22/2008           16,931
   24,000      General Electric Capital Corp.               2.75          1/20/2009           23,853
   35,000      General Electric Capital Corp.               2.84          2/24/2009           34,683
                                                                                     ---------------
                                                                                              75,467
                                                                                     ---------------
               PACKAGED FOODS & MEAT (0.9%)
   25,000      Nestle Capital Corp.  (a),(b)                1.60         11/14/2008           24,986
   25,000      Nestle Capital Corp.  (a),(b)                2.01         11/20/2008           24,973
                                                                                     ---------------
                                                                                              49,959
                                                                                     ---------------
               PHARMACEUTICALS (2.4%)
   36,000      Johnson & Johnson  (a),(b)                   1.50         11/04/2008           35,995
   15,000      Johnson & Johnson  (a),(b)                   1.40         11/10/2008           14,995
   15,000      Johnson & Johnson  (a),(b)                   1.40         11/24/2008           14,987
   20,000      Novartis Finance Corp.  (a),(b)              1.87         11/18/2008           19,982
   15,300      Novartis Finance Corp.  (a),(b)              1.10         12/02/2008           15,286
   15,000      Novartis Finance Corp.  (a),(b)              1.70         12/05/2008           14,976
   25,000      Sanofi-Aventis  (a),(b)                      2.95          1/22/2009           24,832
                                                                                     ---------------
                                                                                             141,053
                                                                                     ---------------
               SOFT DRINKS (0.6%)
   20,000      Coca-Cola Co.  (a),(b)                       1.60         11/19/2008           19,984
   12,000      Coca-Cola Co.  (a),(b)                       0.80         12/10/2008           11,979
                                                                                     ---------------
                                                                                              31,963
                                                                                     ---------------
               SYSTEMS SOFTWARE (1.5%)
   30,000      Microsoft Corp.  (a),(b)                     1.00         11/18/2008           29,986
   15,000      Microsoft Corp.  (a),(b)                     1.00         11/19/2008           14,992
   45,000      Microsoft Corp.  (a),(b)                     1.00         11/21/2008           44,975
                                                                                     ---------------
                                                                                              89,953
                                                                                     ---------------
               Total Commercial Paper (cost: $1,443,615)                                   1,443,615
                                                                                     ---------------

               PUT BONDS (1.6%)

               OIL & GAS REFINING & MARKETING (1.6%)
   60,000      IDB of the Parish of Calcasieu, Inc. (LOC
                     - BNP Paribas)                         4.05          7/01/2026           60,000
   35,000      Port of Port Arthur Navigation District
                     (a)                                    3.25          5/01/2038           35,000
                                                                                     ---------------
                                                                                              95,000
                                                                                     ---------------
               Total Put Bonds (cost: $95,000)                                                95,000
                                                                                     ---------------

               VARIABLE-RATE DEMAND NOTES (55.0%)

               AEROSPACE & DEFENSE (0.1%)
    4,500      Broward County (LOC - Citibank, N.A.)        3.00          4/01/2035            4,500
                                                                                     ---------------
               AGRICULTURAL PRODUCTS (0.4%)
   21,250      Louisiana Agricultural Financing Auth.
                     (LOC - Capital One, N.A.)              4.12          9/15/2015           21,250
                                                                                     ---------------

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3 | USAA MONEY MARKET FUND

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PRINCIPAL                                               COUPON OR
   AMOUNT      SECURITY                             DISCOUNT RATE        MATURITY             VALUE
----------------------------------------------------------------------------------------------------

               AIRLINES (0.2%)
$  14,135      Holland-Sheltair Aviation Funding, LLC
                     (LOC - SunTrust Bank)                  5.80%         5/01/2048     $     14,135
                                                                                     ---------------
               AIRPORT SERVICES (0.4%)
   24,570      Holland-Sheltair Aviation Funding, LLC
                     (LOC - SunTrust Bank)                  5.80          5/01/2035           24,570
                                                                                     ---------------
               AIRPORT/PORT (1.1%)
   35,000      Chicago O'Hare International Airport (LOC
                     - Dexia Credit Local)                  5.00          1/01/2035           35,000
   26,000      Cleveland (LOC - UBS A.G.)                   3.20          1/01/2033           26,000
    5,480      Tulsa Airport Improvement Trust (LOC -
                     JPMorgan Chase Bank, N.A.)             4.50          6/01/2023            5,480
                                                                                     ---------------
                                                                                              66,480
                                                                                     ---------------
               APPROPRIATED DEBT (3.0%)
   23,800      Arlington County IDA (LOC - Bank of
                     America, N.A.)                         4.50          8/01/2031           23,800
   10,980      Auburn IDB (LOC - Allied Irish Banks plc)    3.30          5/01/2024           10,980
    5,640      Auburn IDB (LOC - Allied Irish Banks plc)    3.30          7/01/2026            5,640
    9,755      Downtown Renaissance, Inc. (LOC - RBC
                     Centura Bank)                          5.00          2/01/2025            9,755
   22,870      Kansas City Tax Increment Financing
                     Commission (LOC - La Salle National
                     Bank, N.A.)                            4.75         11/01/2028           22,870
    7,900      Miami Dade County School Board (INS)(LIQ)
                     (a)                                    1.95         11/01/2031            7,900
   45,000      New Jersey EDA (LOC - Dexia Credit Local)    6.00          3/01/2024           45,000
    2,010      Ogden City Redevelopment Agency (LOC -
                     Bank of New York)                      4.75          1/01/2026            2,010
   46,590      San Jose Financing Auth. (LOC - Bank of
                     Nova Scotia)(NBGA)                     6.00          6/01/2025           46,590
                                                                                     ---------------
                                                                                             174,545
                                                                                     ---------------
               ASSET-BACKED FINANCING (4.0%)
   15,100      Capital Markets Access Co., L.C. (LOC -
                     SunTrust Bank)                         5.75          4/01/2033           15,100
    8,450      Capital Markets Access Co., L.C. (LOC -
                     SunTrust Bank)                         5.75          6/27/2036            8,450
   37,945      Corporate Finance Managers, Inc. (LOC -
                     Wells Fargo Bank, N.A.)                5.50          2/02/2043           37,945
   34,900      Loanstar Assets Partners, LP (LOC - State
                     Street Bank and Trust Co.) (a)         6.50          2/01/2041           34,900
   25,000      New Mexico Educational Assistance
                     Foundation (LOC - Royal Bank of
                     Canada)                                4.00          4/01/2036           25,000
   74,000      North Texas Higher Education Auth., Inc.
                     (LOC - Bank of America, N.A. and
                     Lloyds TSB Bank plc)                   4.00          6/01/2045           74,000
   39,300      North Texas Higher Education Auth., Inc.
                     (LOC - Bank of America, N.A. and
                     Lloyds TSB Bank plc)                   4.00         12/01/2046           39,300
                                                                                     ---------------
                                                                                             234,695
                                                                                     ---------------
               AUTO PARTS & EQUIPMENT (0.4%)
   15,000      Alabama IDA (LOC - Barclays Bank plc)        3.78         10/01/2019           15,000
    6,040      Illinois Finance Auth. (LOC - Federal
                     Home Loan Bank of Chicago)             4.03          7/01/2040            6,040
                                                                                     ---------------
                                                                                              21,040
                                                                                     ---------------

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                                                                        PORTFOLIO OF INVESTMENTS | 4

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PRINCIPAL                                               COUPON OR
   AMOUNT      SECURITY                             DISCOUNT RATE        MATURITY             VALUE
----------------------------------------------------------------------------------------------------

               BIOTECHNOLOGY (0.2%)
$  10,925      Westgate Investment Fund, LLC (LOC -
                     Wells Fargo Bank, N.A.)                5.50%         2/01/2012     $     10,925
                                                                                     ---------------
               BROADCASTING (0.0%)
    1,600      New Jersey EDA (LOC - JPMorgan Chase
                     Bank, N.A.)                            3.91         10/01/2021            1,600
                                                                                     ---------------
               BUILDING PRODUCTS (0.6%)
    4,200      Cornell Iron Works, Inc. (LOC - Bank of
                     America, N.A.)                         5.50          4/01/2019            4,200
    1,215      Schmitz Ready Mix, Inc. (LOC - U.S. Bank,
                     N.A.)                                  4.22          4/01/2046            1,215
   27,000      Union County (LOC - SunTrust Bank)           5.75         10/01/2027           27,000
    1,000      Warren County (LOC - JPMorgan Chase Bank,
                     N.A.)                                  6.00         12/01/2026            1,000
                                                                                     ---------------
                                                                                              33,415
                                                                                     ---------------
               BUILDINGS (0.6%)
   10,005      Aquarium Parking Deck, LLC (LOC -
                     SunTrust Bank)                         5.75          4/01/2020           10,005
    6,105      Downtown Marietta Development Auth. (LOC
                     - SunTrust Bank)                       5.75          7/01/2021            6,105
    7,640      Greenville Memorial Auditorium District
                     (LOC - Bank of America, N.A.)          4.00          9/01/2017            7,640
    3,150      Irondale Public Building Auth. (LOC -
                     Allied Irish Banks plc)                3.30         10/01/2035            3,150
    3,880      Miami Parking System (LOC - SunTrust
                     Bank)                                  5.80         10/01/2019            3,880
    5,770      Security Partners, LP (LOC - Wells Fargo
                     Bank, N.A.)                            5.60          3/15/2012            5,770
                                                                                     ---------------
                                                                                              36,550
                                                                                     ---------------
               CASINOS & GAMING (1.3%)
    7,110      Cloverleaf Enterprises, Inc. (LOC - PNC
                     Bank, N.A.)                            3.70          5/01/2022            7,110
   66,900      Santa Rosa Rancheria Tachi Yokut Tribe
                     (LOC - JPMorgan Chase Bank, N.A.)      3.10          9/01/2019           66,900
                                                                                     ---------------
                                                                                              74,010
                                                                                     ---------------
               COMMUNICATIONS EQUIPMENT (0.5%)
   27,000      Utah Telecommunication Open
                     Infrastructure Agency (LOC - Key
                     Bank, N.A.)                            7.00          6/01/2040           27,000
                                                                                     ---------------
               COMMUNITY SERVICE (1.1%)
   23,185      Dominican Sisters (LOC - Fifth Third
                     Bank)                                  5.95         10/01/2023           23,185
    3,240      Roman Catholic Diocese of Houma-Thibodaux
                     (LOC - Allied Irish Banks plc)         3.32         12/01/2037            3,240
   27,065      Roman Catholic Diocese of Raleigh (LOC -
                     Bank of America, N.A.)                 3.17          6/01/2018           27,065
    4,815      Seattle Art Museum (LOC - Allied Irish
                     Banks plc)                             3.00          7/01/2033            4,815
    6,350      YMCA of Metropolitan Milwaukee, Inc. (LOC
                     - M&I Marshall & Ilsley Bank)          3.80          5/01/2033            6,350
                                                                                     ---------------
                                                                                              64,655
                                                                                     ---------------
               CONSTRUCTION & ENGINEERING (0.6%)
   15,980      Boland Holdings, LLC (LOC - PNC Bank,
                     N.A.)                                  3.75         12/01/2039           15,980
   11,503      Dewberry IV, LLP (LOC - PNC Bank, N.A.)
                     (a)                                    4.25          9/01/2025           11,503

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5 | USAA MONEY MARKET FUND

----------------------------------------------------------------------------------------------------

PRINCIPAL                                               COUPON OR
   AMOUNT      SECURITY                             DISCOUNT RATE        MATURITY             VALUE
----------------------------------------------------------------------------------------------------

$   8,400      Liliha Parking Co., LP (LOC - First
                     Hawaiian Bank)                         5.15%         8/01/2024     $      8,400
                                                                                     ---------------
                                                                                              35,883
                                                                                     ---------------
               CONSTRUCTION MATERIALS (0.1%)
    3,980      Central Concrete Supermix, Inc. (LOC -
                     SunTrust Bank)                         5.75          5/01/2021            3,980
                                                                                     ---------------
               CONSUMER ELECTRONICS (0.0%)
    2,285      Ferguson Township Industrial & Commercial
                     Development Auth. (LOC - Fulton
                     Bank)                                  4.75         10/01/2021            2,285
                                                                                     ---------------
               DIVERSIFIED METALS & MINING (0.1%)
    2,465      Lancaster IDA (LOC - Fulton Bank)            4.75          1/01/2015            2,465
    2,085      Lancaster IDA (LOC - Fulton Bank)            4.75          1/01/2027            2,085
                                                                                     ---------------
                                                                                               4,550
                                                                                     ---------------
               DIVERSIFIED REAL ESTATE ACTIVITIES (5.1%)
    9,645      2880 Stevens Creek, LLC (LOC - Bank of
                     the West)                              5.50         11/01/2033            9,645
    7,045      A & M Associates (LOC - Wells Fargo Bank,
                     N.A.)                                  5.60          3/01/2017            7,045
    3,228      Baron Investments, Ltd. (LOC - Federal
                     Home Loan Bank of Dallas)              3.11         10/01/2024            3,228
    8,210      Blair County IDA (LOC - PNC Bank, N.A.)      3.85         12/01/2016            8,210
    3,425      Cain Capital Investments, LLC (LOC -
                     Federal Home Loan Bank of
                     Cincinnati)                            6.00         10/01/2046            3,425
    9,180      Cornerstone Funding Corp. I (LOC - TD
                     Banknorth, N.A.)                       4.75          1/01/2025            9,180
    2,779      Cornerstone Funding Corp. I (LOC - RBS
                     Citizens, N.A.)                        4.75          1/01/2030            2,779
    8,998      Cornerstone Funding Corp. I (LOC - RBS
                     Citizens, N.A.)                        4.75          8/01/2031            8,998
    5,385      Dennis E. Eash and Florida O. Eash (LOC -
                     Hancock Bank)                          4.15          4/01/2025            5,385
   10,725      Donegal Crossing Associates, LLC (LOC -
                     Federal Home Loan Bank of
                     Pittsburg)                             4.75          8/15/2027           10,725
    5,100      Douglas County Dev. Auth. (LOC - Wells
                     Fargo Bank, N.A.)                      3.75         12/01/2014            5,100
    1,190      JCM Properties, LP (LOC - PNC Bank, N.A.)    4.27          4/01/2013            1,190
    1,730      Lauren Co., LLC (LOC - Wells Fargo Bank,
                     N.A.)                                  5.50          7/01/2033            1,730
    3,200      Los Lunas (LOC - Wells Fargo Bank, N.A.)     3.75          2/01/2025            3,200
    4,435      New Plaza Management, LLC (LOC - U.S.
                     Bank, N.A.)                            4.03          2/01/2024            4,435
   84,450      New York City Housing Dev. Corp. (LOC -
                     Landesbank Hessen-Thuringen)           4.50          6/01/2039           84,450
   18,635      NPJ Properties, LP (LOC - Manufacturers &
                     Traders Trust Co.)                     5.38          2/01/2027           18,635
   32,000      Paca-Pratt Associates, Inc. (LOC -
                     Manufacturers & Traders Trust Co.)     5.38          1/01/2038           32,000
   18,260      PHF Investments, LLC (LOC - Associated
                     Bank, N.A.)                            4.57          6/01/2044           18,260
    4,900      Rio Bravo, LLC (LOC - Wells Fargo Bank,
                     N.A.)                                  5.50         12/01/2033            4,900
   20,145      SF Tarns, LLC (LOC - LaSalle Bank
                     Midwest, N.A.)                         4.00         12/01/2025           20,145
    5,275      South Elgin Leasing, Inc. (LOC - Federal
                     Home Loan Bank of Chicago)             4.58          7/01/2033            5,275
    6,100      Stice-Hill Holding, L.C. (LOC - Hancock
                     Bank of Louisiana)                     4.00         12/01/2023            6,100
   20,290      Stobro Co., LP (LOC - Fulton Bank)           4.75          1/01/2032           20,290
                                                                                     ---------------
                                                                                             294,330
                                                                                     ---------------

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                                                                        PORTFOLIO OF INVESTMENTS | 6

----------------------------------------------------------------------------------------------------

PRINCIPAL                                               COUPON OR
   AMOUNT      SECURITY                             DISCOUNT RATE        MATURITY             VALUE
----------------------------------------------------------------------------------------------------
               DIVERSIFIED SUPPORT SERVICES (0.2%)
$  10,000      N.A.R.A.J.J.P.K., LLC (LOC - M&I Marshall
                     & Ilsley Bank)                         3.80%         3/01/2038     $     10,000
                                                                                     ---------------
               EDUCATION (2.1%)
    3,870      Allegheny County Higher Education
                     Building Auth. (LOC - PNC Bank,
                     N.A.)                                  4.25          3/01/2038            3,870
   20,500      Broward County (LOC - Bank of America,
                     N.A.)                                  1.20          4/01/2024           20,500
    8,950      Calvin College (LOC - JPMorgan Chase
                     Bank, N.A.)                            6.08         10/01/2037            8,950
    5,100      Florida Higher Educational Facilities
                     Financing Auth. (LOC - SunTrust
                     Bank)                                  1.20          1/01/2019            5,100
    9,060      Louisville-Jefferson County (LOC - Fifth
                     Third Bank)                            6.00          5/01/2031            9,060
    1,245      Massachusetts Dev. Finance Agency (LOC -
                     JPMorgan Chase Bank, N.A.)             6.00         10/01/2012            1,245
    5,670      Minnesota Higher Education Facilities
                     Auth. (LOC - U.S. Bank, N.A.)          4.13          4/01/2027            5,670
    8,000      Missouri Health and Educational
                     Facilities Auth. (LOC - Bank of
                     America, N.A.)                         1.48          7/01/2029            8,000
    8,950      Oklahoma City Industrial & Cultural
                     Facilities Trust (LOC - Bank of
                     America, N.A.)                         4.00          9/15/2016            8,950
   17,775      Pepperdine Univ.                             3.00          8/01/2037           17,775
    6,630      Pittsburgh Technical Institute, Inc. (LOC
                     - Wells Fargo Bank, N.A.)              5.60         10/01/2015            6,630
    5,800      Richmond IDA (LOC - SunTrust Bank)           0.95         12/01/2031            5,800
    3,515      Summit School (LOC - RBS Citizens, N.A.)     4.50          7/01/2027            3,515
   15,695      Washington State Housing Finance
                     Commission (LOC - Bank of America,
                     N.A.)                                  1.44          7/01/2036           15,695
                                                                                     ---------------
                                                                                             120,760
                                                                                     ---------------
               EDUCATION SERVICES (1.1%)
    4,495      Clinic Building BG, LLC (LOC - U.S. Bank,
                     N.A.)                                  4.12          2/01/2033            4,495
    3,455      Educational Management Corp. (LOC - Wells
                     Fargo Bank, N.A.)                      5.50          5/01/2023            3,455
   12,100      Frisch School (LOC - KBC Bank, N.V.)         4.00          5/01/2036           12,100
    7,000      Glendale IDA (LOC - Bank of New York)        4.00          7/01/2035            7,000
   20,950      Gwinnett Instructional, LLC (LOC - Allied
                     Irish Banks plc)                       3.50          1/01/2031           20,950
    6,350      Gwinnett Instructional, LLC (LOC - Allied
                      Irish Banks plc)                       3.50          1/01/2031           6,350
    5,280      Summit School (LOC - U.S. Bank, N.A.)        4.75          2/01/2019            5,280
    6,400      Yamhill County (LOC - Bank of America,
                     N.A.)                                  4.00         10/01/2020            6,400
                                                                                     ---------------
                                                                                              66,030
                                                                                     ---------------
               ELECTRIC UTILITIES (3.1%)
   57,000      Brazos River Auth. (LOC - Citibank, N.A.)    3.10         12/01/2036           57,000
   37,300      Garfield County Industrial Auth.             2.00          1/01/2025           37,300
   13,300      Indiana Dev. Finance Auth.                   2.98         12/01/2038           13,300
   30,900      Jacksonville                                 1.45          5/01/2029           30,900
    8,800      Martin County                                1.00          7/15/2022            8,800
   34,890      West Jefferson IDB                           1.45          6/01/2028           34,890
                                                                                     ---------------
                                                                                             182,190
                                                                                     ---------------
               ELECTRIC/GAS UTILITIES (1.5%)
   17,050      Indiana Municipal Power Agency (LOC -
                     Dexia Credit Local)                    5.50          1/01/2018           17,050
    5,100      Long Island Power Auth. (LOC - WestLB
                     A.G.)                                  0.85          5/01/2033            5,100
   17,000      M-S-R Public Power Agency (LOC - Dexia
                     Credit Local)                          7.50          7/01/2020           17,000
   10,000      M-S-R Public Power Agency (LOC - Dexia
                     Credit Local)                          1.90          7/01/2022           10,000

----------------------------------------------------------------------------------------------------
7 | USAA MONEY MARKET FUND

----------------------------------------------------------------------------------------------------

PRINCIPAL                                               COUPON OR
   AMOUNT      SECURITY                             DISCOUNT RATE        MATURITY             VALUE
----------------------------------------------------------------------------------------------------

$  36,000      Summit Utilities, Inc. (LOC - JPMorgan
                     Chase Bank, N.A.)                      3.36%         4/01/2038     $     36,000
                                                                                     ---------------
                                                                                              85,150
                                                                                     ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
    5,655      Albuquerque (LOC - Wells Fargo Bank,
                     N.A.)                                  3.75          8/01/2025            5,655
    7,900      Mississippi Business Finance Corp.           7.95          6/01/2023            7,900
                                                                                     ---------------
                                                                                              13,555
                                                                                     ---------------
               ESCROWED BONDS (0.1%)
    7,800      California (LIQ) (a)                         2.90          9/01/2028            7,800
                                                                                     ---------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
   16,240      Andersons, Inc. (NBGA) (a)                   7.50          7/01/2023           16,240
                                                                                     ---------------
               FOOD RETAIL (0.2%)
    3,665      Food Supply, Inc. (LOC - SunTrust Bank)      5.75          5/01/2024            3,665
    9,000      Saubels Market, Inc. (LOC - Fulton Bank)     4.75          5/01/2034            9,000
                                                                                     ---------------
                                                                                              12,665
                                                                                     ---------------
               FOREST PRODUCTS (0.1%)
    6,740      Rex Lumber, LLC (LOC - Federal Home Loan
                     Bank of Dallas)                        3.11          2/01/2022            6,740
                                                                                     ---------------
               GENERAL MERCHANDISE STORES (0.2%)
   10,850      Marion EDA (LOC - Key Bank, N.A.)            6.00          2/01/2035           10,850
                                                                                     ---------------
               GENERAL OBLIGATION (3.0%)
   11,900      California (LOC - Citibank, N.A.,
                     National Australia Bank, Ltd., and
                     State Street Bank and Trust Co.)       0.70          5/01/2034           11,900
    5,100      California (NBGA)(LOC - Citibank, N.A.)      0.95          5/01/2034            5,100
   21,915      California (LOC - Citibank, N.A.,
                     National Australia Bank, Ltd., and
                     State Street Bank and Trust Co.)       0.95          5/01/2034           21,915
   13,465      Covington (LOC - U.S. Bank, N.A.)            4.75         12/01/2029           13,465
   35,295      Michigan Charter Township of Commerce
                     (LOC - RBS Citizens, N.A.)             5.50         10/01/2034           35,295
   12,575      Oakland County Charter Township of
                     Commerce (LIQ)                         5.00         10/01/2018           12,575
   73,700      Southern Ute Indian Tribe  (a)               3.75          1/01/2027           73,700
                                                                                     ---------------
                                                                                             173,950
                                                                                     ---------------
               GOLD (0.2%)
   11,800      Lawrence County (LOC - JPMorgan Chase
                     Bank, N.A.)                            1.00          7/01/2032           11,800
                                                                                     ---------------
               HEALTH CARE FACILITIES (3.7%)
    9,345      Baptist Medical Plaza Associates (LOC -
                     KBC Bank, N.V.)                        5.00          6/01/2017            9,345
    4,000      Bayfront Regional Dev. Auth. (LOC - PNC
                     Bank, N.A.)                            3.85         11/01/2027            4,000
   18,250      BJ Financing, LLC (LOC - M&I Marshall &
                     Ilsley Bank)                           3.80         12/01/2037           18,250
    8,060      California Statewide Communities Dev.
                     Auth. (LOC - Allied Irish Banks
                     plc)                                   5.00         11/15/2042            8,060
    8,420      Capital Markets Access Co., L.C. (LOC -
                     RBC Centura Bank)                      4.50          5/01/2034            8,420
   14,800      Chestnut Hill Benevolent Association (LOC
                     - TD Banknorth, N.A.)                  4.62          2/01/2035           14,800

----------------------------------------------------------------------------------------------------
                                                                        PORTFOLIO OF INVESTMENTS | 8

----------------------------------------------------------------------------------------------------

PRINCIPAL                                               COUPON OR
   AMOUNT      SECURITY                             DISCOUNT RATE        MATURITY             VALUE
----------------------------------------------------------------------------------------------------

$   3,435      Community Behavioral Healthcare
                     Cooperative of Pennsylvania (LOC -
                     Fulton Bank)                           4.75%         9/01/2027     $      3,435
    2,065      District of Columbia (LOC - Manufacturers
                     & Traders Trust Co.)                   5.38          7/01/2032            2,065
    2,480      Doctors Park, LLP (LOC - U.S. Bank, N.A.)    3.82          8/01/2047            2,480
    4,840      Duchesne County (LOC - JPMorgan Chase
                     Bank, N.A.)                            4.62          8/01/2024            4,840
   23,210      Healthcare Property Group, LLC (LOC -
                     SunTrust Bank)                         5.75         12/01/2030           23,210
   17,135      Illinois Finance Auth. (LOC - La Salle
                     National Bank, N.A.)                   4.00         12/01/2034           17,135
    6,475      Louisiana Public Facilities Auth. (LOC -
                     Capital One, N.A.)                     3.62          7/01/2028            6,475
   13,915      MMC Corp. (LOC - JPMorgan Chase Bank,
                     N.A.)                                  8.00         11/01/2035           13,915
   22,370      OSS Realty Co. (LOC - Federal Home Loan
                     Bank of Pittsburg) (a)                 2.06          9/01/2034           22,370
    6,200      PCP Investors, LLC (LOC - Wells Fargo
                     Bank, N.A.)                            5.50         12/01/2024            6,200
   21,800      Polk County IDA (LOC - Bank of America,
                     N.A.)                                  4.00         12/01/2018           21,800
    9,900      San Juan Regional Medical Center, Inc.
                     (LOC - Bank of Nova Scotia)            4.50          6/01/2037            9,900
   13,960      West Park Hospital Medical Facilities
                     Foundation (LOC - Key Bank, N.A.)      5.84          7/01/2033           13,960
    3,400      Woodbury County (LOC - Wells Fargo Bank,
                     N.A.)                                  3.75         12/01/2014            3,400
                                                                                     ---------------
                                                                                             214,060
                                                                                     ---------------
               HEALTH CARE SERVICES (0.2%)
    9,520      Kaneville Road Joint Venture (LOC -
                     Federal Home Loan Bank of Chicago)     4.12         11/01/2032            9,520
                                                                                     ---------------
               HEALTH MISCELLANEOUS (0.4%)
   23,110      Everett Clinic P.S (LOC - Bank of
                     America, N.A.)                         5.45          5/01/2027           23,110
                                                                                     ---------------
               HOME FURNISHINGS (0.1%)
    5,640      Caddo Parish IDB (LOC - Capital One,
                     N.A.)                                  4.50          7/01/2024            5,640
    2,230      Maryland Economic Dev. Corp. (LOC -
                     Manufacturers & Traders Trust Co.)     5.38          8/01/2016            2,230
                                                                                     ---------------
                                                                                               7,870
                                                                                     ---------------
               HOME IMPROVEMENT RETAIL (0.1%)
    8,405      Brookhaven, IDA (LOC - Capital One, N.A.)    3.42          1/01/2025            8,405
                                                                                     ---------------
               HOSPITAL (1.2%)
    4,625      Adventist Health System West (LOC - Wells
                     Fargo Bank, N.A.)                      5.50          9/01/2016            4,625
    9,155      Floyd County (LOC - JPMorgan Chase Bank,
                     N.A.)                                  5.84         12/01/2020            9,155
   12,900      Indiana Health Facility Financing Auth.
                     (LOC - Bank of America, N.A.)          3.17          1/01/2019           12,900
   35,000      Minnesota Agricultural and Economic
                     Development Board (INS)(LIQ)           5.00          2/15/2017           35,000
    1,975      New Hampshire Health and Education
                     Facilities Auth. (LOC - JPMorgan
                     Chase Bank, N.A.)                      6.00          1/01/2030            1,975
    8,000      Polk County IDA (LOC - SunTrust Bank)        1.20          9/01/2034            8,000
                                                                                     ---------------
                                                                                              71,655
                                                                                     ---------------
               HOTELS, RESORTS, & CRUISE LINES (0.3%)
    5,100      Albany-Dougherty Inner City EDA (LOC -
                     SunTrust Bank)                         4.00         11/01/2023            5,100

----------------------------------------------------------------------------------------------------
9 | USAA MONEY MARKET FUND

----------------------------------------------------------------------------------------------------

PRINCIPAL                                               COUPON OR
   AMOUNT      SECURITY                             DISCOUNT RATE        MATURITY             VALUE
----------------------------------------------------------------------------------------------------

$   7,305      Alprion, LLC (LOC - Federal Home Loan
                     Bank of Topeka)                        4.69%        10/01/2034     $      7,305
    2,730      Connecticut Dev. Auth. (LOC - TD
                     Banknorth, N.A.)                       4.62         12/01/2028            2,730
                                                                                     ---------------
                                                                                              15,135
                                                                                     ---------------
               HOUSEHOLD APPLIANCES (0.3%)
   17,120      Mississippi Business Finance Corp. (LOC -
                     Bank of America, N.A.)                 3.21          6/01/2015           17,120
                                                                                     ---------------
               INDUSTRIAL MACHINERY (0.4%)
   25,000      Hampton Hydraulics, LLC (LOC - Regions
                     Bank)                                  4.00          4/01/2013           25,000
                                                                                     ---------------
               INTEGRATED OIL & GAS (0.7%)
   19,960      East Baton Rouge Parish                      0.60         11/01/2019           19,960
   10,375      Valdez Marine Terminal                       0.80         12/01/2033           10,375
   11,400      Valdez Marine Terminal                       1.15          7/01/2037           11,400
                                                                                     ---------------
                                                                                              41,735
                                                                                     ---------------
               LEISURE FACILITIES (1.8%)
    6,310      Cattail Creek Country Club, Inc. (LOC -
                     Manufacturers & Traders Trust Co.)     5.38          3/01/2031            6,310
    6,615      Old South Country Club, Inc. (LOC -
                     Manufacturers & Traders Trust Co.)     5.38         12/01/2031            6,615
    4,070      Pavilion Inc. (LOC - Old National Bank)      4.00         11/01/2025            4,070
   14,610      TP Racing, LLP (LOC - JPMorgan Chase
                     Bank, N.A.)                            3.30          6/01/2030           14,610
   75,000      Twins Ballpark, LLC (INS)(LIQ) (a)           6.00         10/01/2034           75,000
                                                                                     ---------------
                                                                                             106,605
                                                                                     ---------------
               LIFE & HEALTH INSURANCE (0.0%)
    1,850      Ronald Ray Irrevocable Life Insurance
                     Trust (LOC - Federal Home Loan Bank
                     of Atlanta)                            3.11          8/01/2022            1,850
                                                                                     ---------------
               METAL & GLASS CONTAINERS (0.1%)
    5,775      Little Rock (LOC - SunTrust Bank)            5.75          8/01/2016            5,775
                                                                                     ---------------
               MULTI-UTILITIES (0.4%)
   23,400      Sempra Energy ESOP & Trust (NBGA) (a)        6.50         11/01/2014           23,400
                                                                                     ---------------
               MULTIFAMILY HOUSING (1.9%)
    8,430      Alabama Housing Finance Auth. (LOC - U.S.
                     Bank, N.A.)                            1.58          4/01/2037            8,430
   19,975      California Statewide Communities (LOC -
                     Bank of America, N.A.)                 3.75          4/01/2042           19,975
   12,500      Independence Place Fort Campbell
                     Patriots, LLC (LOC - La Salle
                     National Bank, N.A.)                   4.00          1/01/2040           12,500
    9,500      Los Angeles Community Redevelopment
                     Agency (LOC - Bank of America,
                     N.A.)                                  2.10         10/15/2038            9,500
    6,225      Los Angeles Community Redevelopment
                     Agency (LOC - Bank of America,
                     N.A.)                                  2.10         10/15/2038            6,225
   16,361      Massachusetts Housing Finance Agency (LOC
                     - JPMorgan Chase Bank, N.A.)           3.10          6/01/2037           16,361
   26,670      Osprey Properties, LLLP (LOC - Wells
                     Fargo Bank, N.A.)                      5.50          9/01/2033           26,670
    3,500      Provence, LLC (LOC - La Salle National
                     Bank, N.A.)                            4.50          9/01/2037            3,500

----------------------------------------------------------------------------------------------------
                                                                       PORTFOLIO OF INVESTMENTS | 10

----------------------------------------------------------------------------------------------------

PRINCIPAL                                               COUPON OR
   AMOUNT      SECURITY                             DISCOUNT RATE        MATURITY             VALUE
----------------------------------------------------------------------------------------------------

$   6,000      Washington State Housing Finance
                     Commission (LOC - HSH Nordbank AG)     3.00%         3/01/2012     $      6,000
                                                                                     ---------------
                                                                                             109,161
                                                                                     ---------------
               MUNICIPAL FINANCE (0.8%)
   45,000      Sunshine State Governmental Financing
                     Commission (LOC - Dexia Credit
                     Local)                                 4.60          7/01/2016           45,000
                                                                                     ---------------
               NURSING/CCRC (2.5%)
   16,945      ABAG Finance Auth. for Nonprofit Corp.
                     (LOC - JPMorgan Chase Bank, N.A.)      3.30          9/01/2037           16,945
   13,685      Bell Trace Obligated Group (LOC - Fifth
                     Third Bank)                            5.84          6/01/2028           13,685
    7,840      Escambia County Health Facilities Auth.
                     (LOC - Bank of America, N.A.)          1.50         11/15/2015            7,840
    1,395      Escambia County Health Facilities Auth.
                     (LOC - Bank of America, N.A.)          1.50         11/15/2029            1,395
   28,200      Gaithersburg, MD (LOC - KBC Bank, N.V.)      4.00          1/01/2036           28,200
    1,200      Lynchburg Redevelopment & Housing Auth.
                     (LOC - Manufacturers & Traders
                     Trust Co.)                             5.38         12/01/2034            1,200
   45,330      Moon IDA (LOC - Bank of Scotland)            2.45          7/01/2038           45,330
    9,480      Multnomah County (LOC - Bank of Scotland)    4.00         10/01/2047            9,480
   12,000      Nassau County IDA (LOC - La Salle
                     National Bank, N.A.)                   5.45          1/01/2028           12,000
    1,595      Roanoke County EDA (LOC - Branch Banking
                     & Trust Co.)                           6.00         10/01/2028            1,595
    9,000      Schenectady County IDA (LOC - RBS
                     Citizens, N.A.)                        4.50          2/01/2037            9,000
                                                                                     ---------------
                                                                                             146,670
                                                                                     ---------------
               OIL & GAS EQUIPMENT & SERVICES (0.2%)
    8,900      Shipley Group, LP (LOC - RBS Citizens,
                     N.A.)                                  4.50         12/01/2016            8,900
                                                                                     ---------------
               OIL & GAS REFINING & MARKETING (0.9%)
   10,845      Harris County IDC                            1.50          2/01/2023           10,845
    9,200      Harris County IDC                            1.20          3/01/2023            9,200
   30,000      Port of Port Arthur Navigation District
                     (a)                                    5.75          5/01/2038           30,000
                                                                                     ---------------
                                                                                              50,045
                                                                                     ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
   15,000      Mortgage Bankers Association of America
                     (LOC - PNC Bank, N.A.)                 3.65          5/01/2038           15,000
                                                                                     ---------------
               PACKAGED FOODS & MEAT (0.2%)
    3,250      Lancaster IDA (LOC - Fulton Bank)            4.75          6/01/2027            3,250
    6,000      Laurel County (LOC - Wells Fargo Bank,
                     N.A.)                                  3.75          5/01/2033            6,000
    2,700      Plymouth (LOC - Wells Fargo Bank, N.A.)      3.75          5/01/2038            2,700
                                                                                     ---------------
                                                                                              11,950
                                                                                     ---------------
               PAPER PACKAGING (0.0%)
    2,240      Washington Finance EDA (LOC - Wells Fargo
                     Bank, N.A.)                            3.75          4/01/2033            2,240
                                                                                     ---------------
               PAPER PRODUCTS (0.6%)
   12,500      Campbell County IDA (LOC - Bank of
                     America, N.A.)                         5.80         12/01/2019           12,500
   14,200      East Baton Rouge Parish IDB (LOC -
                     SunTrust Bank)                         5.80          6/01/2029           14,200

----------------------------------------------------------------------------------------------------
11 | USAA MONEY MARKET FUND

----------------------------------------------------------------------------------------------------

PRINCIPAL                                               COUPON OR
   AMOUNT      SECURITY                             DISCOUNT RATE        MATURITY             VALUE
----------------------------------------------------------------------------------------------------

$  10,100      Fayette County (LOC - Bank of America,
                     N.A.)                                  5.80%         5/01/2018     $     10,100
                                                                                     ---------------
                                                                                              36,800
                                                                                     ---------------
               REAL ESTATE DEVELOPMENT (0.2%)
   14,000      Blair County IDA (LOC - PNC Bank, N.A.)      3.33         10/01/2028           14,000
                                                                                     ---------------
               REAL ESTATE TAX/FEE (0.0%)
    2,700      Orange County (LOC - KBC Bank, N.V.)         0.95          9/02/2018            2,700
                                                                                     ---------------
               REGIONAL BANKS (0.3%)
   17,000      Bhavnani, LLC (LOC - Mellon 1st Business
                     Bank, N.A.)                            3.49          5/01/2038           17,000
                                                                                     ---------------
               RESEARCH & CONSULTING SERVICES (0.3%)
   17,000      Fuller Road Management Corp. (LOC - Key
                     Bank, N.A.)                            6.50          7/01/2037           17,000
                                                                                     ---------------
               SALES TAX (0.1%)
    7,750      Arista Metropolitan District (LOC -
                     Compass Bank)                          4.00         12/01/2030            7,750
                                                                                     ---------------
               SOLID WASTE DISPOSAL (0.0%)
    2,500      Illinois Finance Auth. (LOC - Associated
                     Bank, N.A.)                            5.87          7/01/2026            2,500
                                                                                     ---------------
               SPECIAL ASSESSMENT/TAX/FEE (1.0%)
   18,000      Austin (LOC - Dexia Credit Local)            3.25         11/15/2029           18,000
    3,325      Lake Oswego Redevelopment Agency (LOC -
                     Wells Fargo Bank, N.A.)                3.75          6/01/2020            3,325
    9,566      Sheridan Redevelopment Agency (LOC -
                     Citibank, N.A.)                        3.50         12/01/2029            9,566
   14,965      Timber Ridge Affordable Housing Corp.
                     (LOC - U.S. Bank, N.A.)                6.00         12/01/2032           14,965
    9,395      Township of Derry Commercial IDA (LOC -
                     PNC Bank, N.A.)                        3.85         11/01/2030            9,395
                                                                                     ---------------
                                                                                              55,251
                                                                                     ---------------
               SPECIALTY CHEMICALS (0.1%)
    6,500      Gary (LOC - Federal Home Loan Bank of
                     Chicago)                               3.61          5/11/2020            6,500
                                                                                     ---------------
               SPECIALTY STORES (0.3%)
   17,400      Macon-Bibb County Industrial Auth. (NBGA)
                     (a)                                    5.00          7/01/2025           17,400
                                                                                     ---------------
               STEEL (0.2%)
    7,795      Klein Steel Services, Inc. (LOC -
                     Manufacturers & Traders Trust Co.)     5.38          8/01/2025            7,795
    2,500      Mississippi Business Finance Corp. (LOC -
                     Federal Home Loan Bank of Dallas)      3.11          7/01/2020            2,500
                                                                                     ---------------
                                                                                              10,295
                                                                                     ---------------
               TECHNOLOGY DISTRIBUTORS (0.1%)
    8,095      Fresno Leasing, LLC (LOC - Manufacturers
                     & Traders Trust Co.)                   5.38         11/17/2030            8,095
                                                                                     ---------------

----------------------------------------------------------------------------------------------------
                                                                       PORTFOLIO OF INVESTMENTS | 12

----------------------------------------------------------------------------------------------------

PRINCIPAL                                               COUPON OR
   AMOUNT      SECURITY                             DISCOUNT RATE        MATURITY             VALUE
----------------------------------------------------------------------------------------------------

               TEXTILES (0.1%)
$   4,525      Superior Health Linens, Inc. & Superior
                     Health Textiles Properties, LLP
                     (LOC - Associated Bank, N.A.)          4.57%        12/01/2024     $      4,525
                                                                                     ---------------
               TOLL ROADS (1.1%)
   64,210      Triborough Bridge and Tunnel Auth. (LOC -
                     Bayerische Landesbank)                 4.65          1/01/2032           64,210
                                                                                     ---------------
               TRUCKING (0.2%)
   13,100      Iowa 80 Group Inc. (LOC - Wells Fargo
                     Bank, N.A.)                            2.91          6/01/2016           13,100
                                                                                     ---------------
               WATER UTILITIES (0.3%)
   14,600      Basic Water Co., LLC (LOC - U.S. Bank,
                     N.A.)                                  5.00          8/01/2024           14,600
                                                                                     ---------------
               WATER/SEWER UTILITY (1.5%)
   52,000      Atlanta (INS)(LIQ)                           4.50         11/01/2038           52,000
    7,575      Harrisburg Auth. (LIQ)(INS)                  6.00          7/15/2029            7,575
   14,100      Hesperia Public Financing Auth. (LOC -
                     Bank of America, N.A.)                 4.00          6/01/2026           14,100
    3,141      Kern Water Bank Auth. (LOC - Wells Fargo
                      Bank, N.A.)                            3.75          7/01/2028           3,141
    9,920      Olivenhain Municipal Water District (LOC
                     - Bank of America, N.A.)               4.00          6/01/2022            9,920
                                                                                     ---------------
                                                                                              86,736
                                                                                     ---------------
               Total Variable-Rate Demand Notes (cost: $3,206,796)                         3,206,796
                                                                                     ---------------

               ADJUSTABLE-RATE NOTES (2.3%)

               CONSUMER FINANCE (1.8%)
   35,000      American Honda Finance Corp.  (a)            2.92          5/05/2009           35,000
   40,000      American Honda Finance Corp.  (a)            4.42          7/08/2009           40,000
   30,000      American Honda Finance Corp.  (a)            3.03          9/18/2009           30,000
                                                                                     ---------------
                                                                                             105,000
                                                                                     ---------------
               DIVERSIFIED BANKS (0.5%)
   30,000      Wachovia Bank N.A.                           5.03          1/12/2009           30,000
                                                                                     ---------------
               Total Adjustable-Rate Notes (cost: $135,000)                                  135,000
                                                                                     ---------------

               U.S. TREASURY BILLS (1.3%)(d)
   20,000      0.68%, 11/13/2008                                                              19,996
   20,000      0.50%, 11/28/2008                                                              19,996
   20,000      0.83%, 12/11/2008                                                              19,992
   15,000      0.40%, 12/18/2008                                                              14,992
                                                                                     ---------------
               Total U.S. Treasury Bills (cost: $74,976)                                      74,976
                                                                                     ---------------


               TOTAL INVESTMENTS (COST: $5,857,394)                                $       5,857,394
                                                                                     ===============

----------------------------------------------------------------------------------------------------
13 | USAA MONEY MARKET FUND

--------------------------------------------------------------------------------
NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2008 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Repurchase agreements are valued at cost, which approximates market value.

3. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value (NAV) approved by the Trust's Board of Trustees.

B. FAIR VALUE MEASUREMENTS - Effective August 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.


--------------------------------------------------------------------------------
                                          NOTES TO PORTFOLIO OF INVESTMENTS | 14

--------------------------------------------------------------------------------

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of October 31, 2008, in valuing the Fund's assets carried at fair value:

                                                                  INVESTMENTS IN
VALUATION INPUTS                                                      SECURITIES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                                                      -

LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS                     $5,857,394,000

LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                                    -
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL                                                             $5,857,394,000
--------------------------------------------------------------------------------

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund had no delayed-delivery or when-issued commitments as of October 31, 2008.

D. As of October 31, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $5,826,353,000 at October 31, 2008, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

COMMERCIAL PAPER - unsecured promissory notes with maturities ranging from two to 270 days, issued mainly by the most creditworthy corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it may also be interest-bearing.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

--------------------------------------------------------------------------------
15 | USAA MONEY MARKET FUND

--------------------------------------------------------------------------------

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

ADJUSTABLE-RATE NOTES - similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ABAG           Association of Bay Area Governments
ABS            Asset-Backed Financing
EDA            Economic Development Authority
ESOP           Employee Stock Ownership Plan
IDA            Industrial Development Authority/Agency
IDB            Industrial Development Board
IDC            Industrial Development Corp.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: California State Teachers' Retirement System, General Electric Capital Corp., or Sempra Energy.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Citigroup, Inc., Comerica Bank, N.A., Dexia Credit Local, JPMorgan Chase Bank, N.A., Societe Generale, U.S. Bank, N.A., or Wells Fargo Bank, N.A.

--------------------------------------------------------------------------------
                                          NOTES TO PORTFOLIO OF INVESTMENTS | 16

--------------------------------------------------------------------------------

(INS)    Principal and interest payments are insured by one of the following:
         Assured Guaranty Corp., Berkshire Hathaway Assurance Corp., or Financial Security Assurance Holdings Ltd.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(b) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at October 31, 2008, was $35,279,000, which represented 0.6% of the Fund's net assets.
(d) Securities offered at a discount to face value rather than at a stated coupon rate. Rates represent the discount rates at purchase date.

--------------------------------------------------------------------------------
17 | USAA MONEY MARKET FUND



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2008

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    12/19/2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    12/19/2008
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    12/19/2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.